Subsequent Events	3 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
Subsequent Events
19.	Subsequent Events
Note Purchase Agreement
On April 14, 2024, Allurion, RTW as agent for the purchasers (the “Purchasers”) party thereto from time to time (RTW in such capacity, the “Principal Purchaser”), and Acquiom Agency Services LLC (“Acquiom”), as collateral agent for the Purchasers and the Principal Purchaser, entered into a Note Purchase Agreement (the “Original Note Purchase Agreement”). Subsequently, on April 16, 2024, the Company, the Principal Purchaser, the Purchasers and Acquiom entered into the First Amendment to the Original Note Purchase Agreement (the “Amendment”; the Original Note Purchase Agreement, as amended by the Amendment, the “Amended Note Purchase Agreement”).
Pursuant to the Amended Note Purchase Agreement, the Company issued and sold $48 million aggregate principal amount of convertible senior secured notes (the “Notes”) to the Purchasers in a private placement transaction. The Company used the proceeds from the issuance of the Notes to refinance its outstanding obligations under the Fortress Credit Agreement in full and to pay fees and expenses in connection therewith and in connection with the transactions contemplated by the Amended Note Purchase Agreement. The Company has terminated and repaid in full the outstanding borrowings and other obligations under the Fortress Credit Agreement.

The Notes will bear interest at the annual rate of 6.0%, which interest is payable quarterly in cash or, at the Company’s option, in kind for the first three years. The maturity date for the Notes is April 16, 2031. The Notes are guaranteed by Allurion Technologies, LLC, a Delaware limited liability company and wholly-owned subsidiary of the Company (“Allurion Opco”), and certain other current and future subsidiaries of the Company, and are secured by substantially all the assets of the Company and the guarantors.
The Notes are convertible into shares of the Company’s Common Stock at a Purchaser’s election at any time after the earliest of (i) the date on which Stockholder Approval (as defined below) is obtained, (ii) December 31, 2025, (iii) the date of a Fundamental Change Company Notice (as defined in the Amended Note Purchase Agreement), and (iv) the Make-Whole Fundamental Change Effective Date (as defined in the Amended Note Purchase Agreement), subject to certain terms and limitations in the Amended Note Purchase Agreement, based on the higher of (x) an initial conversion rate of 307.0797 shares of common stock per $1,000 principal amount of Notes (equivalent to an initial conversion price of approximately $3.26 per share, which represents a 35% premium to the trailing 30 day VWAP of the Company’s Common Stock on the NYSE as of the close of business on April 12, 2024) and (y) a 35% conversion premium to the lowest price per share in an equity financing for capital raising purposes ending on the date on which the Company has raised aggregate gross offering proceeds of at least $15,000,000 (the “Next Equity Financing”). Although the initial conversion price based on clause (x) above for the Notes is above the NYSE’s “Minimum Price” (as such term is defined in Section 312.03 of the NYSE Listed Company Manual), it is subject to a reset provision at the time of the Next Equity Financing that could result in the conversion price falling below such Minimum Price. Therefore, the Amended Note Purchase Agreement provides that unless and until requisite approval of the Company’s stockholders is obtained (“Stockholder Approval”), the Company will not deliver common stock upon conversion of the Notes in excess of 1% of the number of shares of the Company’s common stock outstanding as of April 14, 2024. The Company is required to include a proposal in its definitive proxy statement on Schedule 14A seeking Stockholder Approval no later than December 31, 2025. If the Company does not obtain Stockholder Approval at such meeting, it shall call a special meeting of stockholders each
90-day
period thereafter at least two times, and thereafter at each subsequent annual meeting until Stockholder Approval is obtained or the Notes are no longer outstanding; provided, that shares of common stock issued upon conversion of the Notes prior to obtaining Stockholder Approval shall not be entitled to vote in favor of Stockholder Approval.
The Amended Note Purchase Agreement contains certain financial reporting and other covenants, including the requirement to raise at least $15.0 million in aggregate gross cash proceeds from the offering and sale of our Common Stock, maintenance of a minimum liquidity amount of $12.5 million, and maintenance of minimum product revenues over trailing twelve-month periods.
Amendment to Revenue Interest Financing Agreement
On April 14, 2024, the Revenue Interest Financing Agreement (the “Original RIFA”) was amended pursuant to the Omnibus Amendment (the “RIFA Amendment”) by and among the Company, Allurion Opco, Allurion Australia Pty Ltd, a proprietary limited company organized under the laws of Australia and a wholly-owned subsidiary of the Company, the Original RIFA Investors (as defined therein) and RTW, to reflect certain modifications agreed between the parties thereto in connection with the Purchasers’ purchase of the Notes and the refinancing of the Fortress Credit Agreement. Among other things, the RIFA Amendment waived the existing event of default under the Original RIFA, increased the rate of revenue interest payments to be paid to RTW on all current and future products and digital solutions developed and to be developed by the Company (the “Royalty Rate”) for net sales under $100 million prior to December 31, 2026 from 6% to 12%, and increased the Royalty Rate on net sales less than $100 million on or after January 1, 2027 from 10% to 12%, subject to the terms and conditions of the RIFA Amendment.

Amendment to RTW Side Letter
On April 14, 2024, the Company, Allurion Opco and the Additional RIFA Investors entered into the First Amendment to Amended and Restated Letter Agreement (the “Side Letter Amendment”) to reflect certain modifications to the Existing Side Letter in connection with the Purchasers’ purchase of the Notes. The Side Letter Amendment provides, among other things, that the Additional RIFA Investors may make a single election in certain circumstances to convert up to $
7,500,000 of the purchase price that the Additional RIFA Investors paid for certain equity interests in the Company into an amount of financing provided by the Additional RIFA Investors to Allurion Opco pursuant to an additional revenue interest financing agreement with Allurion Opco.
Termination of Fortress Term Loan
On April 16, 2024, the Company terminated and repaid in full all outstanding borrowings and fees due under the Fortress Credit Agreement, including the release of all guarantees and liens related thereto, with the proceeds of the Amended Note Purchase Agreement described above.